Corporate transactions - Gain (Loss) attaching to corporate transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Corporate transactions
Gain (loss) attaching to corporate transactions	$ 55	$ (35)	$ (30)
Loss arising on reinsurance transaction undertaken by the Hong Kong business	(44)	(59)	765
Total gain (loss) attaching to corporate transactions	11	(94)	$ 735
Jackson
Corporate transactions
Gain (loss) attaching to corporate transactions	$ 62	$ 23